Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Mar. 26, 2016	18,534	9,549,703
Balance at Mar. 26, 2016	$ 2,911	$ 24,104	$ (24,035)	$ 2,980
Net loss			(1,546)	(1,546)
Restricted stock granted (in shares)		44,500
Share based compensation		$ 286		286
Balance (in shares) at Mar. 25, 2017	18,534	9,594,203
Balance at Mar. 25, 2017	$ 2,911	$ 24,390	(25,581)	1,720
Net loss			(3,101)	(3,101)
Restricted stock granted (in shares)		586,950
Share based compensation		$ 251		251
Restricted stock forfeited (in shares)		(236,000)
Shares issued related to loan agreement (in shares)		367,500
Shares issued related to loan agreement		$ 224		224
Proceeds from issuance of Series E preferred stock, net of issuance costs of $102 (in shares)	43,800
Proceeds from issuance of Series E preferred stock, net of issuance costs of $102	$ 993			993
Repriced 2016 investor warrants	(203)	203
Fair value of the warrants issued to EGE as issuance cost of Series E	(54)	54
Repricing of warrants issued to EGE related to 2016 private placement	(34)	34
Fair value of modified PFG warrants		44		44
Beneficial Conversion Feature (BCF) upon issuance of Series E preferred shares	(557)	557
Deemed dividend of discount to Series E preferred shares resulting from recognition of BCF	$ 557	$ (557)
Balance (in shares) at Mar. 31, 2018	62,334	10,312,653
Balance at Mar. 31, 2018	$ 3,613	$ 25,200	$ (28,682)	$ 131